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Invesco Variable Rate Preferred ETF
Summary Information
Investment Objective
The Invesco Variable Rate Preferred ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Variable Rate Preferred ETF Invesco Variable Rate Preferred ETF
Management Fees	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Variable Rate Preferred ETF | Invesco Variable Rate Preferred ETF | USD ($)	51	160	280	628

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the components of the Underlying Index, as well as American depositary receipts (“ADRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles and calculates the Underlying Index, which is a market capitalization-weighted index designed to track the performance of floating and variable rate investment grade and below investment grade U.S. dollar denominated preferred stock, as well as certain types of hybrid securities that are, in the judgment of the Index Provider, comparable to preferred stocks, that are issued by corporations in the U.S. domestic market. To be eligible for inclusion in the Underlying Index, the preferred stock or hybrid security must: (i) be publicly issued, (ii) be U.S.-registered or exempt from registration in the United States, (iii) have at least one day remaining to maturity and at least 18 months to maturity at the time of its issuance, (iv) be issued in either $25 or $1,000 par value increments, and (v) have a floating rate coupon or dividend, and must meet other minimum liquidity, trading volume and other requirements, as determined by the Index Provider.
In general, preferred stock is a class of equity security that pays distributions to preferred stockholders. Preferred stockholders have priority over common stockholders in the payment of specified dividends, such that preferred stockholders receive dividends before any dividends are paid to common stockholders. In addition, preferred stock takes precedence over common stock in receiving proceeds from an issuer in the event of the issuer’s liquidation, but is generally junior to debt, including senior and subordinated debt. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights. Preferred stocks often have a liquidation value that equals the original purchase price of the stock at the time of issuance. Preferred stocks have economic characteristics similar to fixed-income securities; for example, preferred stocks generally pay dividends at a specified rate, which may be fixed or variable. Variable- or floating-rate preferred stocks pay dividends at rates that adjust periodically according to formulae intended generally to reflect market rates of interest, float at a fixed margin above a generally recognized base lending rate, or are reset or re-determined on specified dates (such as the last day of a month or calendar quarter). Dividends may be paid on a variable rate percentage of the fixed par value at which the preferred stock is issued. The Underlying Index may include fixed-to-floating rate preferred securities, which are securities that have an initial term with a fixed dividend rate and following this initial term bear a floating dividend rate.
Hybrid securities that are comparable to preferred stock are those securities that, like traditional preferred stock, have preference over the common stock within an issuer’s capital structure, and are issued and traded in a similar manner to traditional preferred stock. Like preferred stock (but unlike debt securities or common stock), hybrid securities have the ability to defer dividend payments to stockholders and to extend their maturity dates to different durations.
The Underlying Index may include securities of large-, mid- and small-capitalization companies.
As of October 31, 2023, the Underlying Index was comprised of 307 constituents with market capitalizations ranging from approximately $75.8 million to $3.1 billion.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	5.02%
Best Quarter	June 30, 2020	9.99%
Worst Quarter	March 31, 2020	-15.09%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Variable Rate Preferred ETF		1 Year	5 Years	Since Inception	Inception Date
Invesco Variable Rate Preferred ETF		(9.11%)	2.07%	3.64%	May 01, 2014
After Taxes on Distributions | Invesco Variable Rate Preferred ETF		(10.49%)	0.58%	2.08%
After Taxes on Distributions and Sale of Fund Shares | Invesco Variable Rate Preferred ETF		(4.84%)	1.25%	2.39%
ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	(8.90%)
Blended - ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)	[3]	(8.90%)	2.30%	3.91%
S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)		(18.93%)	1.01%	2.98%
[1]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[2]	The Underlying Index commenced operations on March 5, 2021, and therefore performance prior to this date is unavailable.
[3]	The “Blended - ICE Variable Rate Preferred & Hybrid Securities Index” reflects the performance of the Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index, the former underlying index, for the period from the Fund's inception through June 30, 2021, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.